Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
5. Prepaid Expenses and Other Current Assets
The following table provides a summary of prepaid expenses and other current assets:

	September 30, 2023	December 31, 2022
Prepaid materials, supplies and research and development services	$337	$820
Prepaid subscriptions, software and other administrative services	475	53
Prepaid insurance	20	32

Prepaid expenses and other current assets	$832	$905

4. Prepaid Expenses and Other Current Assets
The following table provides a summary of prepaid expenses and other current assets (in thousands):

	December 31,
	2022	2021
Prepaid materials, supplies and services	$820	$243
Prepaid insurance	32	21
Other	53	10

Prepaid expenses and other current assets	$905	$274